Stock-based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Vested or expected to vest, shares (in shares)	1,319,279
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 42.35
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 4 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 41.5
Performance Shares [Member]
Number of Units Outstanding (in shares)	755,873	629,874
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 25.17	$ 21.19
Weighted-Average Remaining Contractual, PSU (Year)	4 years 9 months 18 days	4 years 8 months 12 days	5 years
Aggregate Intrinsic Value, PSU	$ 57.4	$ 44.0	$ 28.2
Number of PSUs Granted (in shares)	77,441	85,334
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 88.11	$ 54.24
Performance units issued (in shares)	44,296	40,665
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 36.63	$ 29.08
Exercised (in shares)	(100,072)
Exercised (in dollars per share)	$ 9.66
Number of Units Outstanding (in shares)	777,538	755,873	629,874
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 35.76	$ 25.17	$ 21.19
Vested or expected to vest, shares (in shares)	777,538
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 35.76
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 57.4
Exercisable, number of units (in shares)	561,034
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 23.15
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	3 years 7 months 6 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 41.4